FINANCIAL STATEMENT EFFECTS OF RATE REGULATION (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
GENERAL INFORMATION ON RATE REGULATION AND ITS EFFECTS
Regulatory assets	0
Canadian Mainline
GENERAL INFORMATION ON RATE REGULATION AND ITS EFFECTS
Term of CLT	10 years
Southern Lights Pipeline
GENERAL INFORMATION ON RATE REGULATION AND ITS EFFECTS
After-tax ROE (as a percent)	10.00%
Percentage of debt	70.00%
Percentage of equity	30.00%
Enbridge Gas Distribution
GENERAL INFORMATION ON RATE REGULATION AND ITS EFFECTS
Term of calculation on a revenue per customer basis, with the OEB			5 years
Percent of return allowed to earn and fully retain over the base return			1.00%
After-tax ROE (as a percent)	9.40%	8.90%
Percentage of equity	36.00%	36.00%
Amount of OPEB costs permitted to be recovered as per the rate order received from the OEB		89
Amount of OPEB costs after tax, permitted to be recovered as per the rate order received from the OEB		63
Term for collection of OPEB costs in rates commencing from 2013		20 years